20. CREDIT QUALITY OF FINANCING RECEIVABLES AND ALLOWANCE FOR CREDIT LOSSES (Details 1) - USD ($) $ in Thousands	Jun. 30, 2015	Dec. 31, 2014
Long-term net investment in direct financing and sales-type leases	$ 192,235	$ 345,154
Short-term net investment in sales-type leases	33,936	56,975
Other financing receivables	115,096	29,401
Loans receivable	121,187	19,105
Accounts receivable	46,465	28,915
Total	508,919	480,332
Undue
Long-term net investment in direct financing and sales-type leases	192,235	345,154
Short-term net investment in sales-type leases	33,936	56,975
Other financing receivables	115,096	29,401
Loans receivable	121,187	19,105
Accounts receivable	2,336	2,496
Total	464,790	453,913
Past due
Long-term net investment in direct financing and sales-type leases	0	0
Short-term net investment in sales-type leases	0	0
Other financing receivables	0	0
Loans receivable	0	0
Accounts receivable	44,129	26,419
Total	$ 44,129	$ 26,419